Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 4,903	$ 722	¥ 5,154
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	4,903
Between 1 to 2 years	1,856
Between 2 to 3 years	705
Between 3 to 4 years	29,027
Between 4 to 5 years	2,773
Beyond 5 years	5,160
Total borrowings	¥ 44,424